Operating segments (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Operating segments
Non-current assets, except deferred taxes	R$ 1,911,000	R$ 879,450
Brazil
Operating segments
Non-current assets, except deferred taxes	819,873	818,221
Cayman
Operating segments
Non-current assets, except deferred taxes	405,145	0
United States of America
Operating segments
Non-current assets, except deferred taxes	676,167	58,061
China
Operating segments
Non-current assets, except deferred taxes	2,317	2,239
Australia
Operating segments
Non-current assets, except deferred taxes	2,987	8
United Kingdom
Operating segments
Non-current assets, except deferred taxes	1,804	74
Canada
Operating segments
Non-current assets, except deferred taxes	280	284
Portugal
Operating segments
Non-current assets, except deferred taxes	569	387
Other countries
Operating segments
Non-current assets, except deferred taxes	R$ 1,858	R$ 176